Acquisition of King's Gaming Promotion Limited (Details) (USD $)	6 Months Ended		12 Months Ended	6 Months Ended
	Dec. 31, 2012	Jun. 30, 2012 First Year [Member]	Dec. 31, 2011 First Year [Member]	Jun. 30, 2012 Second Year [Member]	Jun. 30, 2012 Third Year [Member]	Jun. 30, 2012 Fourth Year [Member]	Jun. 30, 2012 Fifth Year [Member]	Jun. 30, 2012 Sixth Year [Member]	Jun. 30, 2012 Seventh Year [Member]	Jun. 30, 2012 Eighth Year [Member]	Jun. 30, 2012 Ninth Year [Member]	Jun. 30, 2012 Tenth Year [Member]
Incentive Fee, Amount Paid		$ 6,150,000	$ 6,150,000	$ 7,380,000	$ 8,860,000	$ 9,740,000	$ 10,720,000	$ 11,790,000	$ 12,970,000	$ 14,260,000	$ 15,690,000	$ 17,260,000
Incentive Shares Issued	500,000	500,000	500,000	500,000	500,000	100,000	100,000	100,000	100,000	100,000	100,000	100,000
Additional Incentive Shares Issued	20,000	0		0	0	0	0	0	0	0	0	0